Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES ETF TRUST
Prospectus Date	rr_ProspectusDate	Jan. 02, 2024
Federated Hermes Total Return Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary InformationFederated Hermes Total Return Bond ETF (the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide total return.
Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell the Fund’s Shares (Shares). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. The Fund is a new fund, has not yet completed its first fiscal year of operation and has no portfolio turnover yet to report.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses (excluding any fee waivers and/or expense reimbursements) are as shown in the table and remain the same. The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in U.S. dollar denominated, investment-grade, fixed-income securities. In addition, the Fund may invest in high-yield, non-U.S. dollar denominated, and emerging market fixed-income securities when Federated Investment Management Company (the “Adviser”) considers the risk-return prospects of those sectors to be attractive. The Fund may invest up to 25% of its total assets in noninvestment-grade debt securities (otherwise known as “junk bonds”). The amount of any unhedged non-U.S. dollar denominated fixed-income securities and foreign currencies in the Fund’s portfolio will normally not exceed 10% of the Fund’s total assets. The maximum amount that the Fund may invest in non-U.S. dollar denominated fixed-income securities and foreign currencies is 20% of the Fund’s total assets. Investment-grade, fixed-income securities are rated in one of the four highest categories (BBB- or higher) by a nationally recognized statistical rating organization (NRSRO). Noninvestment-grade, fixed-income securities are rated in one of the six lowest categories (BB or lower) by a NRSRO, or in either case if unrated, of comparable quality as determined by the Adviser. The Adviser seeks to enhance the Fund’s performance by allocating relatively more of its portfolio to the sector that the Adviser expects to offer a better balance between total return and risk and thus offer a greater potential for return. The Fund may invest in derivative contracts (in particular, futures contracts, option contracts and swap contracts) to implement its investment strategies. The Fund may also use derivative contracts to increase or decrease the portfolio’s exposure to the investments(s) underlying the derivative in an attempt to benefit from changes in the value of the underlying investment(s). There can be no assurance that the Fund’s uses of derivatives contracts will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value. The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook, but the Fund has no set duration or maturity parameters. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. The Fund may also invest in inflation-indexed bonds, a type of fixed-income security that is structured to provide protection against inflation.Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, to a lesser extent, the Fund may invest in certain government securities that are issued by entities whose activities are sponsored by the federal government but that have no explicit financial support.The Adviser actively manages the Fund’s portfolio seeking total returns over longer time periods in excess of the Bloomberg US Aggregate Bond Index (BAB). The BAB is a composite index of the domestic, investment-grade, fixed-rate bond market, represented by the following sectors: government and credit securities; agency mortgage pass-through securities; asset-backed securities; and commercial mortgage-backed securities. The Adviser utilizes a five-part decision making process, focusing on: (1) duration; (2) yield curve; (3) sector allocation; (4) security selection; and (5) currency management, called the Alpha Pod process. This five-part investment process is designed to capitalize on the depth of experience and focus of each of the Adviser’s fixed-income sector teams–government, corporate, mortgage-backed, asset-backed, high-yield and international. First, the Adviser lengthens or shortens portfolio duration from time to time based on its interest rate outlook. Second, the Adviser strategically positions the portfolio based on its expectations for changes in the relative yield of similar securities with different maturities. Third, the Adviser pursues relative value opportunities within the sectors in which the Fund may invest. Fourth, the Adviser selects individual securities within each sector that it believes may outperform a sector-specific index. Fifth, the Adviser monitors currency markets and off-shore macroeconomic and political trends which impact currency markets through interest rate differentials, inflation rates and investment flows. The Fund’s Adviser does not have a standard policy weighting to any of the five factors in its decision-making process but instead adjusts them in reacting to market conditions as appropriate.There can be no assurance that the Adviser will be successful in achieving investment returns in excess of the BAB.The Fund may sell securities for a variety of reasons such as to secure gains, limit losses, redeploy assets into more promising opportunities or when the Adviser’s fundamental view of an issuer or overall market valuations changes.When selecting investments for the Fund, the Fund can invest in securities directly or in other investment companies, including, for example, funds advised by the Adviser or its affiliates (an “Underlying Fund”). These Underlying Funds may include funds which are not available for general investment by the public. The Underlying Funds in which the Fund invests are managed independently of the Fund and may incur additional expenses. The Fund may invest in mortgage-backed, high-yield and emerging market debt and bank loan Underlying Funds. Certain of these Underlying Funds may hold significant investments in companies whose financial condition is uncertain, where the borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements or that may be involved in bankruptcy proceedings, reorganizations or financial restructurings. In addition, some of the loans in which an Underlying Fund may invest may be “covenant-lite” loans which do not include terms which allow the lender to control and track the performance of the borrower and declare a default if certain criteria are breached. At times, the Fund’s investment in Underlying Funds may be a substantial portion of the Fund’s portfolio.The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets in fixed-income investments.
Risk [Heading]	rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedHermes.com/us
Federated Hermes Total Return Bond ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	All funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Federated Hermes Total Return Bond ETF | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Federated Hermes Total Return Bond ETF | Underlying Fund Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Underlying Fund Risk. The risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by Underlying Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of underlying funds to achieve their respective investment objectives. The Fund bears Underlying Fund fees and expenses indirectly. The Fund may also earn capital gains from sales of shares of Underlying Funds and/or receive distributions of capital gains from Underlying Funds. The Fund distributes any net capital gains earned to Fund shareholders no less frequently than annually. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of the net long-term capital are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Investment companies incur certain expenses, such as management fees and other operating expenses, and, therefore, any investment by the Fund in shares of other investment will be subject to two layers of fees and expenses. However, solely with respect to investments in affiliated Underlying Funds, to avoid charging duplicative management fees, the Adviser will waive and/or reimburse the Fund’s Management Fee in an amount equal to the net management fees charged by affiliated Underlying Funds to the Fund on the Fund’s net assets invested in the Underlying Funds.
Federated Hermes Total Return Bond ETF | Issuer Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the Fund’s portfolio holdings, its share price and its performance.
Federated Hermes Total Return Bond ETF | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. The longer the duration of a fixed-income security, the more susceptible it is to interest rate risk. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
Federated Hermes Total Return Bond ETF | Call Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Call Risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a “call”) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security’s price. If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.
Federated Hermes Total Return Bond ETF | Prepayment and Extension Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Prepayment and Extension Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities (MBS) may not rise to as great an extent as that of other fixed-income securities. When interest rates rise, homeowners are less likely to prepay their mortgages. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security, and the price of mortgage-backed securities may decrease more than the price of other fixed-income securities when interest rates rise.
Federated Hermes Total Return Bond ETF | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund’s portfolio holdings, its share price and its performance.
Federated Hermes Total Return Bond ETF | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
Federated Hermes Total Return Bond ETF | MBS Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	MBS Risk. A rise in interest rates may cause the value of MBS held by the Fund to decline. These securities may have exposure to borrowers with weakened credit histories, increasing the potential for default (subprime risk). Certain MBS issued by government sponsored enterprises (GSEs) are not backed by the full faith and credit of the U.S. government. A non-agency MBS is subject to the risk that the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or a GSE. The Fund’s investments in collateralized mortgage obligations (CMOs) may entail greater market, prepayment and liquidity risks than other MBS. The liquidity of non-agency MBS and CMOs may also change dramatically over time.
Federated Hermes Total Return Bond ETF | Asset Backed Securities ABS Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Asset-Backed Securities (ABS) Risk. The value of asset-backed securities (ABS) may be affected by certain factors, such as interest rate risk, credit risk, prepayment risk and the availability of information concerning the pool of underlying assets and its structure. Under certain market conditions, ABS may be less liquid and may be difficult to value. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of ABS. ABS can also be subject to the risk of default on the underlying assets.
Federated Hermes Total Return Bond ETF | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. The fixed-income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund could incur losses.
Federated Hermes Total Return Bond ETF | Risk of Inflation Protected Bonds [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk of Inflation-Protected Bonds. The value of inflation-protected bonds is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). If interest rates rise due to reasons other than inflation, the Fund’s investment in these bonds may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
Federated Hermes Total Return Bond ETF | Risk of Investing in Loans [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk of Investing in Loans. In addition to the risks generally associated with debt instruments, such as credit, market, interest rate, liquidity and derivatives risks, bank loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate. The Fund’s access to the collateral may be limited by bankruptcy, other insolvency laws or by the type of loan the Fund has purchased. For example, if the Fund purchases a participation instead of an assignment, it would not have direct access to collateral of the borrower. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Additionally, collateral on loan instruments may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets will satisfy a borrower’s obligations under the instrument. Loans generally are subject to legal or contractual restrictions on resale. Loans and other forms of direct indebtedness may be structured such that they are not securities under securities laws and subject securities laws protections against fraud and misrepresentation. While there can be no assurance that fraud or misrepresentation will not occur with respect to the loans and other investments in which the Fund invests, the Fund relies on the Adviser’s research in an attempt to seek to avoid situations where fraud or misrepresentation could adversely affect the Fund.
Federated Hermes Total Return Bond ETF | Loan Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Loan Liquidity Risk. Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. Transactions in loan instruments may take longer than seven days to settle. This could pose a liquidity risk to the Fund and, if the Fund’s exposure to such investments is substantial, could impair the Fund’s ability to meet shareholder redemptions in a timely manner. Loan instruments may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of loans may require weeks to complete.
Federated Hermes Total Return Bond ETF | Loan Prepayment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Loan Prepayment Risk. During periods of declining interest rates or for other purposes, borrowers may exercise their option to prepay principal earlier than scheduled which may force the Fund to reinvest in lower-yielding instruments.
Federated Hermes Total Return Bond ETF | Agent Insolvency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Agent Insolvency Risk. In a syndicated loan, the agent bank is the bank in the syndicate that undertakes the bulk of the administrative duties involved in the day-to-day administration of the loan. In the event of the insolvency of an agent bank, a loan could be subject to settlement risk as well as the risk of interruptions in the administrative duties performed in the day-to-day administration of the loan (such as processing interest rate calculations, processing draws, pursuing certain available contractual remedies, etc.).
Federated Hermes Total Return Bond ETF | Risk Associated with Noninvestment Grade Securities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk Associated with Noninvestment-Grade Securities. Securities rated below investment grade may be subject to greater interest rate, credit and liquidity risks than investment-grade securities. These securities are considered speculative with respect to the issuer’s ability to pay interest and repay principal.
Federated Hermes Total Return Bond ETF | Risk Related to the Economy [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects. Among other investments, lower-grade bonds may be particularly sensitive to changes in the economy.
Federated Hermes Total Return Bond ETF | Risk of Foreign Investing [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies and national governments, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
Federated Hermes Total Return Bond ETF | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar denominated securities.
Federated Hermes Total Return Bond ETF | European Union and Eurozone Related Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	European Union and Eurozone Related Risk. A number of countries in the European Union (EU), including certain countries within the EU that have adopted the euro (Eurozone), have experienced, and may continue to experience, severe economic and financial difficulties. Additional countries within the EU may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund’s investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
Federated Hermes Total Return Bond ETF | Risk of Investing in Emerging Market Countries [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies. Securities markets within emerging market countries may experience low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities. Political and economic structures in emerging market countries generally lack the social, political and economic stability of developed countries, which may affect the value of the Fund’s investments in these countries. There may be less publicly available information about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing, and financial reporting standards comparable to those to which U.S. companies are subject.
Federated Hermes Total Return Bond ETF | Leverage Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
Federated Hermes Total Return Bond ETF | Risk of Investing in Derivative Contracts [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk of Investing in Derivative Contracts. Derivative contracts involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts include valuation and tax issues, increased potential for losses and/or costs to the Fund and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts may also involve other risks described in this Prospectus, such as stock market, interest rate, credit, currency, liquidity and leverage risks.
Federated Hermes Total Return Bond ETF | Risk of Loss After Redemption [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk of Loss after Redemption. The Fund may also invest in trade finance loan instruments primarily by investing in other investment companies (which are not available for general investment by the public) that owns those instruments and that are advised by an affiliate of the Adviser and is structured as an extended payment fund (EPF). In the EPF, the Fund, as shareholder, will bear the risk of investment loss during the period between when shares of such EPF are presented to the transfer agent of the EPF for redemption and when the net asset value of the EPF is determined for payment of the redeemed EPF shares (the “Redemption Pricing Date”).
Federated Hermes Total Return Bond ETF | ETF Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ETF Risk. As an ETF, the Fund is subject to the following risks:
Federated Hermes Total Return Bond ETF | Authorized Participants Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants Concentration Risk. To the extent that the Fund invests in instruments that trade outside of a collateralized settlement system, it may have a limited number of financial institutions that act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, trading in Shares of the Fund may be significantly diminished, bid-ask spreads may widen, and the market price of Shares may represent a significant discount to net asset value (NAV). Shares may also face delisting from the Exchange.
Federated Hermes Total Return Bond ETF | Premium Discount Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Premium/Discount Risk. There may be times when the market price of the Fund’s Shares is more than the NAV intra-day (i.e., the market price represents a premium to NAV) or less than the NAV intra-day (i.e., the market price represents a discount to NAV) and when bid-ask spreads widen. As a result, shareholders of the Fund may pay more than NAV when purchasing Shares and receive less than NAV when selling Fund Shares. This risk is heightened in times of market volatility and in steep market declines. In addition, a Fund’s end-of-day market price may deviate from its NAV to the extent that the Fund invests in foreign securities whose local trading markets close before the U.S. market closes because, although the Fund may value such securities at their local market closing prices for purposes of calculating NAV, the broader market may assign them a different value, including due to after-hours developments in their local markets, which may be reflected in the market price of Shares.
Federated Hermes Total Return Bond ETF | Secondary Market Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of Shares. Secondary market trading is subject to bid-ask spreads and trading in Fund Shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell Shares of the Fund. In addition, although the Fund’s Shares are listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained, that bid-ask spreads will be narrow, or that the Fund’s Shares will continue to be listed.
Federated Hermes Total Return Bond ETF | Cash Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its Shares only in large blocks called Creation Units and only to Authorized Participants. Unlike most other ETFs, however, the Fund expects to effect its creations and redemptions at least partially or fully for cash, rather than in-kind securities. As a result, an investment in the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s net asset value to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.
Federated Hermes Total Return Bond ETF | Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Federated Hermes Total Return Bond ETF | New Fund Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. A new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies. If a new fund were to fail to successfully implement its investment strategies or achieve its investment objective, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the fund and tax consequences for investors.
Federated Hermes Total Return Bond ETF | Technology Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
Federated Hermes Total Return Bond ETF | Federated Hermes Total Return Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.47%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.39%
1 Year	rr_ExpenseExampleYear01	$ 50
3 Years	rr_ExpenseExampleYear03	$ 157

[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (“Trustees”).
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	The Adviser and certain of its affiliates have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, taxes, litigation expenses, extraordinary expenses and proxy-related expenses, if any) paid by the Fund (after the waivers and/or reimbursements) will not exceed 0.37% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) January 1, 2025; or (b) the date of the Fund’s next effective Prospectus. These arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.